DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers High Beta High Yield Bond ETF

November 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.3%
Basic Materials - 4.2%
Chemicals - 1.7%
ASP Unifrax Holdings, Inc.
144A,5.25%, 9/30/28	$23,000	$15,737
144A,7.50%, 9/30/29	10,000	5,334
Chemours Co.
5.375%, 5/15/27	13,000	12,368
144A,5.75%, 11/15/28	25,000	22,642
144A,4.625%, 11/15/29	18,000	15,157
Consolidated Energy Finance SA,144A,5.625%, 10/15/28	13,000	10,835
INEOS Finance PLC,144A,6.75%, 5/15/28	15,000	14,304
INEOS Quattro Finance 2 PLC,144A,9.625%, 3/15/29	15,000	15,510
NOVA Chemicals Corp.
144A,5.00%, 5/1/25	17,000	16,493
144A,5.25%, 6/1/27	29,000	26,135
144A,4.25%, 5/15/29	13,000	10,267
SCIH Salt Holdings, Inc.,144A,6.625%, 5/1/29	19,000	16,847
Tronox, Inc.,144A,4.625%, 3/15/29	27,000	22,982

(Cost $233,769)		204,611

Forest Products & Paper - 0.2%
Mercer International, Inc.,5.125%, 2/1/29
(Cost $22,635)	24,000	20,068

Iron/Steel - 0.8%
ATI, Inc.,7.25%, 8/15/30	10,000	10,056
Mineral Resources Ltd.
144A,8.125%, 5/1/27	18,000	18,025
144A,8.00%, 11/1/27	18,000	18,050
144A,9.25%, 10/1/28	30,000	31,130
144A,8.50%, 5/1/30	16,000	16,189

(Cost $93,224)		93,450

Mining - 1.5%
First Quantum Minerals Ltd.
144A,6.875%, 3/1/26	40,000	34,513
144A,6.875%, 10/15/27	54,000	43,803
144A,8.625%, 6/1/31	36,000	29,160
Hudbay Minerals, Inc.,144A,6.125%, 4/1/29	15,000	14,153
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	15,000	13,301
144A,4.50%, 6/1/31	20,000	16,177
Vedanta Resources Finance II PLC
144A,8.95%, 3/11/25	15,000	10,717
144A,9.25%, 4/23/26	35,000	19,892

(Cost $214,875)		181,716

Communications - 23.6%
Advertising - 1.4%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	32,000	29,704
144A,7.75%, 4/15/28	20,000	16,416
144A,9.00%, 9/15/28	25,000	25,325
144A,7.50%, 6/1/29 (a)	32,000	25,247
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	5,000	4,718
144A,4.25%, 1/15/29	17,000	14,694
144A,4.625%, 3/15/30	20,000	17,190
Stagwell Global LLC,144A,5.625%, 8/15/29	34,000	29,732

(Cost $175,936)		163,026

Internet - 0.5%
EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	30,000	29,588
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	15,000	15,425
Rakuten Group, Inc.,144A,10.25%, 11/30/24	17,000	17,382

(Cost $60,210)		62,395

Media - 13.2%
Altice Financing SA
144A,5.00%, 1/15/28	32,000	27,422
144A,5.75%, 8/15/29	59,000	48,573
AMC Networks, Inc.
4.75%, 8/1/25	27,000	25,645
4.25%, 2/15/29	26,000	18,226
Cable One, Inc.,144A,4.00%, 11/15/30	15,000	11,711
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,7.375%, 3/1/31 (a)	32,000	32,032
144A,4.75%, 2/1/32	35,000	29,422
4.50%, 5/1/32	80,000	65,952
144A,4.50%, 6/1/33	45,000	36,029
144A,4.25%, 1/15/34	55,000	42,950
CSC Holdings LLC
144A,5.50%, 4/15/27	38,000	33,632
144A,5.375%, 2/1/28	22,000	18,704
144A,7.50%, 4/1/28	30,000	20,544
144A,11.25%, 5/15/28	28,000	27,973
144A,6.50%, 2/1/29	51,000	43,380
144A,5.75%, 1/15/30	62,000	35,055
144A,4.125%, 12/1/30	31,000	22,091
144A,4.625%, 12/1/30	65,000	35,849
144A,3.375%, 2/15/31	27,000	18,436
144A,4.50%, 11/15/31	41,000	29,040
144A,5.00%, 11/15/31	18,000	10,073

DISH DBS Corp.
7.75%, 7/1/26	54,000	32,284
144A,5.25%, 12/1/26	81,000	65,280
7.375%, 7/1/28	25,000	12,383
144A,5.75%, 12/1/28	70,000	51,979
5.125%, 6/1/29	43,000	19,500
DISH Network Corp.,144A,11.75%, 11/15/27	101,000	100,372
Gray Television, Inc.
144A,5.875%, 7/15/26	27,000	25,266
144A,7.00%, 5/15/27	17,000	15,422
144A,4.75%, 10/15/30	20,000	14,296
iHeartCommunications, Inc.
6.375%, 5/1/26	22,000	18,692
8.375%, 5/1/27	33,000	23,145
144A,5.25%, 8/15/27	19,000	14,612
144A,4.75%, 1/15/28	11,000	8,415
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	23,000	21,009
144A,8.00%, 8/1/29	16,000	14,430
Nexstar Media, Inc.
144A,5.625%, 7/15/27	50,000	47,401
144A,4.75%, 11/1/28	29,000	25,692
Radiate Holdco LLC / Radiate Finance, Inc.
144A,4.50%, 9/15/26	25,000	18,643
144A,6.50%, 9/15/28	30,000	14,085
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30	13,000	9,642
144A,4.125%, 12/1/30	21,000	14,769
Sirius XM Radio, Inc.
144A,5.50%, 7/1/29	40,000	37,134
144A,4.125%, 7/1/30	40,000	33,775
144A,3.875%, 9/1/31	35,000	28,355
TEGNA, Inc.
4.625%, 3/15/28	30,000	27,395
5.00%, 9/15/29	30,000	26,645
Univision Communications, Inc.
144A,6.625%, 6/1/27	44,000	43,437
144A,8.00%, 8/15/28	10,000	10,122
144A,4.50%, 5/1/29	35,000	30,735
144A,7.375%, 6/30/30	21,000	20,625
UPC Broadband Finco BV,144A,4.875%, 7/15/31	32,000	27,022
UPC Holding BV,144A,5.50%, 1/15/28	15,000	13,633
Virgin Media Finance PLC,144A,5.00%, 7/15/30	25,000	20,912
VTR Finance NV,144A,6.375%, 7/15/28	13,000	2,254
Ziggo Bond Co. BV
144A,6.00%, 1/15/27	16,000	15,263
144A,5.125%, 2/28/30	13,000	10,170
Ziggo BV,144A,4.875%, 1/15/30	30,000	25,706

(Cost $1,810,437)		1,573,239

Telecommunications - 8.5%
Altice France Holding SA
144A,10.50%, 5/15/27	43,000	22,875
144A,6.00%, 2/15/28	31,000	12,555
Altice France SA
144A,8.125%, 2/1/27	51,000	43,912
144A,5.50%, 1/15/28	26,000	19,905
144A,5.125%, 1/15/29	15,000	10,915
144A,5.125%, 7/15/29	73,000	52,274
144A,5.50%, 10/15/29	52,000	37,572
C&W Senior Financing DAC,144A,6.875%, 9/15/27	33,000	30,145
CommScope Technologies LLC
144A,6.00%, 6/15/25	37,000	29,007
144A,5.00%, 3/15/27	19,000	8,096
CommScope, Inc.
144A,6.00%, 3/1/26	38,000	32,622
144A,8.25%, 3/1/27 (a)	25,000	12,461
144A,7.125%, 7/1/28	20,000	9,366
144A,4.75%, 9/1/29	38,000	23,877
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	12,000	9,401
144A,6.50%, 10/1/28	20,000	16,550
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	30,000	28,212
144A,5.00%, 5/1/28	45,000	40,425
144A,6.75%, 5/1/29	26,000	22,054
5.875%, 11/1/29	20,000	16,037
144A,6.00%, 1/15/30	30,000	24,063
144A,8.75%, 5/15/30	40,000	39,975
144A,8.625%, 3/15/31	20,000	19,716
Hughes Satellite Systems Corp.
5.25%, 8/1/26	30,000	25,678
6.625%, 8/1/26	19,000	14,964
Iliad Holding SASU
144A,6.50%, 10/15/26	31,000	30,206
144A,7.00%, 10/15/28	23,000	22,134
Intelsat Jackson Holdings SA,144A,6.50%, 3/15/30	86,000	79,968
Level 3 Financing, Inc.
144A,4.625%, 9/15/27	25,000	13,278
144A,4.25%, 7/1/28	32,000	13,420
144A,3.625%, 1/15/29	22,000	7,949
144A,10.50%, 5/15/30 (a)	26,000	24,157
Lumen Technologies, Inc.
144A,5.125%, 12/15/26	15,000	7,365
144A,4.00%, 2/15/27	35,000	18,528
144A,4.50%, 1/15/29	12,000	2,927

Millicom International Cellular SA
144A,5.125%, 1/15/28	13,500	12,213
144A,6.25%, 3/25/29	18,000	16,650
144A,4.50%, 4/27/31	22,000	17,633
Sable International Finance Ltd.,144A,5.75%, 9/7/27	12,000	11,043
Viasat, Inc.
144A,5.625%, 9/15/25	18,000	17,204
144A,5.625%, 4/15/27	16,000	14,833
144A,6.50%, 7/15/28	10,000	7,716
144A,7.50%, 5/30/31	20,000	14,325
Windstream Escrow LLC / Windstream Escrow Finance Corp.,144A,7.75%, 8/15/28 (a)	40,000	33,222
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27	43,000	32,854
144A,6.125%, 3/1/28	30,000	20,183

(Cost $1,280,696)		1,020,465

Consumer, Cyclical - 18.4%
Airlines - 1.1%
American Airlines Group, Inc.,144A,3.75%, 3/1/25	16,000	15,319
American Airlines, Inc.,144A,7.25%, 2/15/28	25,000	24,761
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,144A,5.75%, 1/20/26	33,000	26,289
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25	15,000	10,817
144A,8.00%, 9/20/25	14,000	10,096
United Airlines, Inc.,144A,4.625%, 4/15/29	50,000	44,665

(Cost $147,521)		131,947

Apparel - 0.3%
Hanesbrands, Inc.
144A,4.875%, 5/15/26	26,000	24,686
144A,9.00%, 2/15/31	18,000	17,020

(Cost $42,771)		41,706

Auto Manufacturers - 0.2%
Aston Martin Capital Holdings Ltd.,144A,10.50%, 11/30/25
(Cost $27,751)	28,000	28,022

Auto Parts & Equipment - 1.8%
American Axle & Manufacturing, Inc.
6.50%, 4/1/27 (a)	13,000	12,549
6.875%, 7/1/28	10,000	9,211
5.00%, 10/1/29	20,000	16,570
Clarios Global LP / Clarios US Finance Co.,144A,8.50%, 5/15/27	45,000	45,354
Dana, Inc.
5.375%, 11/15/27	10,000	9,517
5.625%, 6/15/28	10,000	9,538
4.25%, 9/1/30	10,000	8,494
Goodyear Tire & Rubber Co.
5.00%, 7/15/29	28,000	25,551
5.25%, 4/30/31 (a)	14,000	12,263
5.25%, 7/15/31	16,000	13,890
5.625%, 4/30/33	13,000	11,194
Tenneco, Inc.,144A,8.00%, 11/17/28	55,000	45,375

(Cost $234,077)		219,506

Entertainment - 2.0%
AMC Entertainment Holdings, Inc.,144A,7.50%, 2/15/29	28,000	19,026
Banijay Entertainment SASU,144A,8.125%, 5/1/29	10,000	10,076
Caesars Entertainment, Inc.,144A,4.625%, 10/15/29	35,000	30,756
Cinemark USA, Inc.
144A,5.875%, 3/15/26	17,000	16,433
144A,5.25%, 7/15/28	20,000	18,025
Light & Wonder International, Inc.
144A,7.25%, 11/15/29	11,000	11,035
144A,7.50%, 9/1/31	20,000	20,309
Mohegan Tribal Gaming Authority,144A,8.00%, 2/1/26	29,000	27,107
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	15,000	14,283
144A,4.125%, 7/1/29	10,000	8,333
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29	19,000	13,769
144A,5.875%, 9/1/31	21,000	14,956
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27	10,000	9,567
144A,7.25%, 5/15/31 (a)	25,000	24,149

(Cost $263,685)		237,824

Food Service - 0.2%
TKC Holdings, Inc.
144A,6.875%, 5/15/28	11,000	9,936
144A,10.50%, 5/15/29	21,000	18,179

(Cost $31,596)		28,115

Home Builders - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,4.625%, 4/1/30	10,000	8,351
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	18,000	17,000
144A,4.875%, 2/15/30	15,000	12,679

Mattamy Group Corp.
144A,5.25%, 12/15/27	13,000	12,214
144A,4.625%, 3/1/30	18,000	15,850

(Cost $71,731)		66,094

Home Furnishings - 0.3%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29	22,000	19,086
144A,3.875%, 10/15/31	21,000	16,897

(Cost $39,170)		35,983

Housewares - 1.1%
Newell Brands, Inc.
4.875%, 6/1/25	10,000	9,768
5.20%, 4/1/26	55,000	53,142
6.375%, 9/15/27	15,000	14,683
6.625%, 9/15/29	15,000	14,642
Scotts Miracle-Gro Co.
4.50%, 10/15/29	10,000	8,534
4.00%, 4/1/31	22,000	17,669
4.375%, 2/1/32	10,000	7,949

(Cost $128,830)		126,387

Leisure Time - 4.7%
Carnival Corp.
144A,7.625%, 3/1/26	32,000	32,257
144A,5.75%, 3/1/27	88,000	83,703
144A,6.00%, 5/1/29	59,000	54,332
144A,10.50%, 6/1/30	29,000	30,948
Life Time, Inc.,144A,8.00%, 4/15/26	10,000	10,008
NCL Corp. Ltd.
144A,3.625%, 12/15/24	20,000	19,360
144A,5.875%, 3/15/26	45,000	42,671
144A,8.375%, 2/1/28	5,000	5,176
144A,8.125%, 1/15/29	18,000	18,344
144A,7.75%, 2/15/29	17,000	16,078
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	18,000	17,060
144A,5.50%, 8/31/26	29,000	28,244
144A,5.375%, 7/15/27	29,000	27,931
144A,11.625%, 8/15/27	35,000	37,985
3.70%, 3/15/28	15,000	13,420
144A,5.50%, 4/1/28	34,000	32,508
144A,9.25%, 1/15/29	29,000	30,957
Viking Cruises Ltd.
144A,5.875%, 9/15/27	26,000	24,502
144A,7.00%, 2/15/29	13,000	12,463
144A,9.125%, 7/15/31	22,000	22,903

(Cost $553,468)		560,850

Lodging - 1.6%
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29	13,000	10,943
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25	26,000	25,061
144A,5.25%, 4/26/26	10,000	9,418
144A,5.625%, 7/17/27	16,000	14,493
144A,5.75%, 7/21/28	23,000	20,585
144A,5.375%, 12/4/29	29,000	24,314
Station Casinos LLC,144A,4.625%, 12/1/31	13,000	11,030
Studio City Finance Ltd.
144A,6.00%, 7/15/25	25,000	24,238
144A,6.50%, 1/15/28	15,000	13,215
144A,5.00%, 1/15/29	32,000	24,955
Travel + Leisure Co.,144A,4.50%, 12/1/29	19,000	16,375

(Cost $211,410)		194,627

Retail - 4.5%
Asbury Automotive Group, Inc.,144A,5.00%, 2/15/32	16,000	13,967
Bath & Body Works, Inc.
7.50%, 6/15/29 (a)	19,000	19,523
144A,6.625%, 10/1/30	25,000	24,770
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	17,000	16,254
144A,5.875%, 4/1/29	25,000	22,967
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	25,000	22,231
144A,6.75%, 1/15/30	36,000	30,368
Gap, Inc.
144A,3.625%, 10/1/29	19,000	15,642
144A,3.875%, 10/1/31	24,000	18,978
Kohl’s Corp.,4.625%, 5/1/31	15,000	10,983
LBM Acquisition LLC,144A,6.25%, 1/15/29	19,000	15,939
Macy’s Retail Holdings LLC
144A,5.875%, 4/1/29	13,000	12,230
144A,6.125%, 3/15/32	10,000	8,975
Michaels Cos., Inc.
144A,5.25%, 5/1/28	20,000	14,624
144A,7.875%, 5/1/29	37,000	21,062
NMG Holding Co, Inc. / Neiman Marcus Group LLC,144A,7.125%, 4/1/26	32,000	30,014
Nordstrom, Inc.
4.375%, 4/1/30	15,000	12,483
4.25%, 8/1/31 (a)	11,000	8,693
PetSmart, Inc. / PetSmart Finance Corp.,144A,7.75%, 2/15/29	31,000	29,340
QVC, Inc.
4.45%, 2/15/25	15,000	13,922
4.75%, 2/15/27	15,000	11,540
4.375%, 9/1/28	13,000	8,787

Sonic Automotive, Inc.
144A,4.625%, 11/15/29 (a)	17,000	15,004
144A,4.875%, 11/15/31	17,000	14,312
SRS Distribution, Inc.
144A,6.125%, 7/1/29	12,000	10,608
144A,6.00%, 12/1/29	25,000	21,770
Staples, Inc.
144A,7.50%, 4/15/26	54,000	47,826
144A,10.75%, 4/15/27	28,000	18,270
Suburban Propane Partners LP/Suburban Energy Finance Corp.,144A,5.00%, 6/1/31	24,000	21,255

(Cost $602,624)		532,337

Consumer, Non-cyclical - 13.4%
Agriculture - 0.3%
Vector Group Ltd.
144A,10.50%, 11/1/26	12,000	12,026
144A,5.75%, 2/1/29	29,000	25,838

(Cost $40,794)		37,864

Beverages - 0.1%
Primo Water Holdings, Inc.,144A,4.375%, 4/30/29
(Cost $18,990)	19,000	16,872

Commercial Services - 3.3%
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	10,000	9,769
Albion Financing 2 SARL,144A,8.75%, 4/15/27	15,000	14,342
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,6.625%, 7/15/26	47,000	45,722
144A,9.75%, 7/15/27	33,000	30,395
144A,6.00%, 6/1/29	25,000	19,057
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	36,000	31,263
APX Group, Inc.,144A,5.75%, 7/15/29	23,000	20,558
Garda World Security Corp.
144A,4.625%, 2/15/27	14,000	13,326
144A,9.50%, 11/1/27	20,000	19,254
144A,7.75%, 2/15/28	10,000	10,104
144A,6.00%, 6/1/29	16,000	13,337
Hertz Corp.
144A,4.625%, 12/1/26	20,000	17,640
144A,5.00%, 12/1/29	24,000	18,471
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28	28,000	24,265
144A,5.75%, 11/1/28	28,000	21,782
Prime Security Services Borrower LLC / Prime Finance, Inc.,144A,6.25%, 1/15/28	35,000	33,776
Sabre GLBL, Inc.
144A,8.625%, 6/1/27	25,000	20,901
144A,11.25%, 12/15/27	17,000	15,414
Sotheby’s,144A,7.375%, 10/15/27	20,000	18,355

(Cost $434,967)		397,731

Cosmetics/Personal Care - 0.1%
Edgewell Personal Care Co.,144A,4.125%, 4/1/29
(Cost $12,954)	13,000	11,479

Food - 1.1%
B&G Foods, Inc.
5.25%, 9/15/27	14,000	12,204
144A,8.00%, 9/15/28	15,000	15,348
Post Holdings, Inc.
144A,5.50%, 12/15/29	32,000	30,102
144A,4.625%, 4/15/30	42,000	37,551
144A,4.50%, 9/15/31	28,000	24,406
Sigma Holdco BV,144A,7.875%, 5/15/26	19,000	16,362

(Cost $147,803)		135,973

Healthcare-Products - 0.4%
Bausch & Lomb Escrow Corp.,144A,8.375%, 10/1/28
(Cost $40,363)	40,000	40,942

Healthcare-Services - 5.0%
CHS/Community Health Systems, Inc.
144A,8.00%, 3/15/26	57,000	55,181
144A,5.625%, 3/15/27	50,000	44,652
144A,8.00%, 12/15/27	24,000	22,764
144A,6.875%, 4/1/28	28,000	14,167
144A,6.00%, 1/15/29	23,000	19,404
144A,6.875%, 4/15/29	38,000	22,451
144A,6.125%, 4/1/30	34,000	19,012
144A,5.25%, 5/15/30	41,000	32,380
144A,4.75%, 2/15/31	28,000	20,572
DaVita, Inc.
144A,4.625%, 6/1/30	81,000	68,532
144A,3.75%, 2/15/31	38,000	29,827
Legacy LifePoint Health LLC,144A,4.375%, 2/15/27	22,000	19,282
LifePoint Health, Inc.
144A,5.375%, 1/15/29	13,000	8,529
144A,9.875%, 8/15/30	23,000	22,226
144A,11.00%, 10/15/30	25,000	25,122
ModivCare, Inc.,144A,5.875%, 11/15/25	13,000	12,666
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.,144A,9.75%, 12/1/26	36,000	34,833

Star Parent, Inc.,144A,9.00%, 10/1/30	32,000	33,273
Team Health Holdings, Inc.,144A,6.375%, 2/1/25	20,000	16,798
Tenet Healthcare Corp.,6.125%, 10/1/28 (a)	73,000	70,840

(Cost $682,159)		592,511

Household Products/Wares - 0.2%
Central Garden & Pet Co.,144A,4.125%, 4/30/31	10,000	8,444
Spectrum Brands, Inc.,144A,3.875%, 3/15/31	13,000	11,075

(Cost $22,783)		19,519

Pharmaceuticals - 2.9%
AdaptHealth LLC
144A,4.625%, 8/1/29	11,000	8,695
144A,5.125%, 3/1/30	16,000	12,758
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	22,000	19,383
144A,8.50%, 1/31/27 (a)	20,000	9,907
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	49,000	42,742
144A,9.00%, 12/15/25	28,000	25,132
144A,6.125%, 2/1/27	26,000	14,479
144A,5.75%, 8/15/27	13,000	7,098
144A,5.00%, 1/30/28	12,000	4,498
144A,4.875%, 6/1/28	37,000	18,877
144A,11.00%, 9/30/28	52,000	32,630
144A,5.00%, 2/15/29	15,000	5,254
144A,6.25%, 2/15/29	23,000	8,216
144A,5.25%, 1/30/30	24,000	8,616
144A,5.25%, 2/15/31	11,000	3,887
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	13,000	12,051
Grifols SA,144A,4.75%, 10/15/28	19,000	16,809
Herbalife Nutrition Ltd / HLF Financing, Inc.,144A,7.875%, 9/1/25	20,000	19,635
HLF Financing Sarl LLC / Herbalife International, Inc.,144A,4.875%, 6/1/29	16,000	11,363
Organon & Co. / Organon Foreign Debt Co.-Issuer BV,144A,5.125%, 4/30/31	55,000	43,227
Owens & Minor, Inc.
144A,4.50%, 3/31/29	11,000	9,429
144A,6.625%, 4/1/30 (a)	16,000	14,950

(Cost $487,495)		349,636

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Benteler International AG,144A,10.50%, 5/15/28
(Cost $15,253)	15,000	15,460

Energy - 12.8%
Energy-Alternate Sources - 0.1%
Sunnova Energy Corp.,144A,11.75%, 10/1/28
(Cost $8,556)	10,000	8,587

Oil & Gas - 5.4%
Baytex Energy Corp.
144A,8.75%, 4/1/27	12,000	12,318
144A,8.50%, 4/30/30	20,000	20,465
Callon Petroleum Co.
144A,8.00%, 8/1/28	17,000	17,251
144A,7.50%, 6/15/30 (a)	15,000	14,820
Calumet Specialty Products Partners LP / Calumet Finance Corp.,144A,11.00%, 4/15/25	15,000	15,162
Civitas Resources, Inc.
144A,8.375%, 7/1/28	35,000	35,884
144A,8.625%, 11/1/30	20,000	20,731
144A,8.75%, 7/1/31	40,000	41,450
CNX Resources Corp.
144A,6.00%, 1/15/29	13,000	12,404
144A,7.375%, 1/15/31	11,000	10,938
Comstock Resources, Inc.
144A,6.75%, 3/1/29	32,000	29,494
144A,5.875%, 1/15/30	28,000	24,321
Crescent Energy Finance LLC
144A,7.25%, 5/1/26	20,000	19,864
144A,9.25%, 2/15/28	22,000	22,755
CVR Energy, Inc.,144A,5.75%, 2/15/28	11,000	10,183
Energean PLC,144A,6.50%, 4/30/27	16,000	14,197
Kosmos Energy Ltd.
144A,7.125%, 4/4/26	22,000	20,604
144A,7.75%, 5/1/27	14,000	12,893
144A,7.50%, 3/1/28	10,000	8,958
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25	16,000	15,519
144A,REGS, 6.50%, 6/30/27	25,000	23,585
144A,REGS, 6.75%, 6/30/30	14,000	12,758
Northern Oil and Gas, Inc.
144A,8.125%, 3/1/28	19,000	19,225
144A,8.75%, 6/15/31	20,000	20,775
Parkland Corp.,144A,4.625%, 5/1/30	21,000	18,760
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	29,000	27,884
144A,7.875%, 9/15/30	20,000	20,019
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.,144A,7.875%, 11/1/28	20,000	20,093
Transocean, Inc.
144A,7.50%, 1/15/26	15,000	14,637
144A,11.50%, 1/30/27	23,000	23,942
144A,8.00%, 2/1/27	19,000	18,166

Tullow Oil PLC,144A,7.00%, 3/1/25	16,000	14,637
Vital Energy, Inc.
10.125%, 1/15/28	25,000	25,477
9.75%, 10/15/30	8,000	8,024

(Cost $652,252)		648,193

Oil & Gas Services - 1.1%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	16,000	15,871
144A,6.25%, 4/1/28	21,000	20,524
CGG SA,144A,8.75%, 4/1/27	16,000	14,534
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	19,000	18,908
6.875%, 9/1/27	19,000	18,773
Weatherford International Ltd.,144A,8.625%, 4/30/30	41,000	42,417

(Cost $132,846)		131,027

Pipelines - 6.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	18,000	17,611
144A,5.75%, 1/15/28	17,000	16,457
Buckeye Partners LP
3.95%, 12/1/26	15,000	14,187
144A,4.50%, 3/1/28	13,000	11,872
EQM Midstream Partners LP
144A,7.50%, 6/1/27	13,000	13,299
144A,6.50%, 7/1/27	24,000	24,060
144A,4.50%, 1/15/29	21,000	19,175
144A,7.50%, 6/1/30	13,000	13,434
144A,4.75%, 1/15/31	32,000	28,524
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	14,000	13,891
8.00%, 1/15/27	25,000	25,045
7.75%, 2/1/28	28,000	27,691
8.875%, 4/15/30	10,000	10,172
ITT Holdings LLC,144A,6.50%, 8/1/29	36,000	31,438
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	32,000	31,053
144A,6.50%, 9/30/26	43,000	40,902
NGL Energy Operating LLC / NGL Energy Finance Corp.,144A,7.50%, 2/1/26	60,000	60,267
NuStar Logistics LP
6.00%, 6/1/26	15,000	14,962
6.375%, 10/1/30	15,000	14,636
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,7.50%, 10/1/25	15,000	15,097
144A,6.00%, 3/1/27	11,000	10,587
144A,5.50%, 1/15/28	22,000	20,316
144A,6.00%, 12/31/30	19,000	17,170
144A,6.00%, 9/1/31	14,000	12,562
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	63,000	62,554
144A,9.50%, 2/1/29	73,000	75,319
144A,8.375%, 6/1/31	63,000	62,148
144A,9.875%, 2/1/32	40,000	41,027

(Cost $765,655)		745,456

Financial - 11.2%
Banks - 0.5%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26	15,000	14,347
144A,6.625%, 1/15/27	14,000	12,790
144A,12.00%, 10/1/28	22,000	23,102
144A,12.25%, 10/1/30	13,000	13,727

(Cost $61,926)		63,966

Diversified Financial Services - 4.1%
Burford Capital Global Finance LLC,144A,9.25%, 7/1/31	11,000	11,347
Coinbase Global, Inc.
144A,3.375%, 10/1/28	30,000	24,138
144A,3.625%, 10/1/31	19,000	13,986
Curo Group Holdings Corp.,144A,7.50%, 8/1/28	20,000	7,050
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,144A,5.00%, 8/15/28	26,000	22,263
LD Holdings Group LLC
144A,6.50%, 11/1/25	11,000	9,614
144A,6.125%, 4/1/28	16,000	11,290
Nationstar Mortgage Holdings, Inc.
144A,5.50%, 8/15/28	25,000	23,155
144A,5.125%, 12/15/30	19,000	16,433
144A,5.75%, 11/15/31	16,000	14,013
Navient Corp.
5.00%, 3/15/27	19,000	17,733
4.875%, 3/15/28	13,000	11,525
5.50%, 3/15/29	22,000	19,261
9.375%, 7/25/30	15,000	15,386
11.50%, 3/15/31	17,000	18,300
NFP Corp.,144A,6.875%, 8/15/28	59,000	52,595
OneMain Finance Corp.
6.625%, 1/15/28	25,000	24,321
3.875%, 9/15/28	15,000	12,895
9.00%, 1/15/29	22,000	22,688
5.375%, 11/15/29	22,000	19,822
4.00%, 9/15/30	22,000	17,931

Osaic Holdings, Inc.,144A,10.75%, 8/1/27	15,000	15,134
PennyMac Financial Services, Inc.
144A,4.25%, 2/15/29	17,000	14,718
144A,5.75%, 9/15/31	13,000	11,489
PRA Group, Inc.,144A,8.375%, 2/1/28	10,000	9,081
Synchrony Financial,7.25%, 2/2/33	20,000	18,704
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27	11,000	10,353
144A,5.50%, 4/15/29	22,000	19,699

(Cost $528,290)		484,924

Insurance - 1.0%
Acrisure LLC / Acrisure Finance, Inc.
144A,7.00%, 11/15/25	32,000	31,620
144A,10.125%, 8/1/26	12,000	12,372
144A,6.00%, 8/1/29	13,000	11,209
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A,6.75%, 10/15/27	38,000	36,480
144A,5.875%, 11/1/29	12,000	10,861
AssuredPartners, Inc.,144A,5.625%, 1/15/29	14,000	12,522

(Cost $116,829)		115,064

Real Estate - 0.9%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30	18,200	15,721
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	20,000	19,019
144A,8.875%, 9/1/31	10,000	10,032
Kennedy-Wilson, Inc.
4.75%, 3/1/29	17,000	13,641
4.75%, 2/1/30	12,000	9,197
5.00%, 3/1/31	24,000	18,015
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29	24,000	17,139
144A,5.25%, 4/15/30	2,000	1,347

(Cost $125,031)		104,111

Real Estate Investment Trusts - 3.6%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	28,000	26,585
144A,4.50%, 4/1/27	19,000	16,678
Diversified Healthcare Trust
9.75%, 6/15/25	20,000	19,860
4.75%, 2/15/28	13,000	9,487
4.375%, 3/1/31	10,000	7,061
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	15,000	12,245
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	15,000	13,851
144A,4.75%, 6/15/29	17,000	14,815
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	10,000	8,711
5.00%, 10/15/27	41,000	32,707
4.625%, 8/1/29	29,000	20,734
3.50%, 3/15/31	34,000	20,987
Office Properties Income Trust
4.50%, 2/1/25	20,000	17,683
3.45%, 10/15/31	12,000	6,413
Service Properties Trust
7.50%, 9/15/25	16,000	16,096
4.75%, 10/1/26	15,000	13,671
4.95%, 2/15/27	21,000	18,363
5.50%, 12/15/27	16,000	14,250
3.95%, 1/15/28	7,000	5,609
4.95%, 10/1/29	11,000	8,575
4.375%, 2/15/30	10,000	7,327
Starwood Property Trust, Inc.,144A,4.375%, 1/15/27	10,000	9,158
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	20,000	12,985
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	68,000	66,992
144A,4.75%, 4/15/28	15,000	12,448
144A,6.50%, 2/15/29	33,000	21,994

(Cost $473,180)		435,285

REITS - 0.2%
Brandywine Operating Partnership LP,3.95%, 11/15/27	15,000	13,000
Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A, 4.50%, 9/30/28	15,000	12,086

(Cost $24,054)		25,086

Venture Capital - 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.375%, 12/15/25	25,000	24,143
6.25%, 5/15/26	30,000	28,349
5.25%, 5/15/27	35,000	31,731
4.375%, 2/1/29	25,000	20,518

(Cost $99,683)		104,741

Industrial - 7.1%
Aerospace/Defense - 1.8%
Bombardier, Inc.
144A,7.875%, 4/15/27	55,000	55,091
144A,6.00%, 2/15/28	20,000	18,868
144A,7.50%, 2/1/29	18,000	17,853
Spirit AeroSystems, Inc.
4.60%, 6/15/28	21,000	17,896
144A,9.375%, 11/30/29	25,000	27,067
144A,9.75%, 11/15/30	35,000	36,960
Triumph Group, Inc.
7.75%, 8/15/25	11,000	10,791
144A,9.00%, 3/15/28	35,000	35,970

(Cost $222,578)		220,496

Building Materials - 0.5%
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	36,000	34,242
144A,8.875%, 11/15/31	30,000	30,600

(Cost $66,672)		64,842

Electrical Components & Equipment - 0.3%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	15,000	13,421
144A,4.375%, 3/31/29	21,000	18,129

(Cost $34,583)		31,550

Engineering & Construction - 0.5%
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	40,000	41,523
IHS Holding Ltd.
144A,5.625%, 11/29/26	7,000	6,057
144A,6.25%, 11/29/28	20,000	15,996

(Cost $64,260)		63,576

Environmental Control - 0.1%
Covanta Holding Corp.,5.00%, 9/1/30
(Cost $8,290)	8,000	6,548

Machinery-Diversified - 0.7%
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	18,000	17,996
SPX FLOW, Inc.,144A,8.75%, 4/1/30	14,000	13,382
TK Elevator Holdco GmbH,144A,7.625%, 7/15/28	10,000	9,500
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	46,000	43,742

(Cost $87,026)		84,620

Miscellaneous Manufacturing - 0.1%
Trinity Industries, Inc.,144A,7.75%, 7/15/28
(Cost $10,176)	10,000	10,206

Packaging & Containers - 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC,144A,4.00%, 9/1/29	28,000	22,251
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 4/30/25	20,000	19,510
144A,4.125%, 8/15/26	45,000	39,845
144A,5.25%, 8/15/27	29,000	21,333
144A,5.25%, 8/15/27	20,000	14,712
LABL, Inc.
144A,6.75%, 7/15/26	21,000	19,979
144A,10.50%, 7/15/27	22,000	20,013
144A,5.875%, 11/1/28	13,000	11,308
144A,8.25%, 11/1/29	11,000	8,821
Mauser Packaging Solutions Holding Co.
144A,7.875%, 8/15/26	70,000	69,612
144A,9.25%, 4/15/27	38,000	34,620
Owens-Brockway Glass Container, Inc.
144A,6.625%, 5/13/27	16,000	15,781
144A,7.25%, 5/15/31	20,000	19,826

(Cost $344,655)		317,611

Transportation - 0.4%
Cargo Aircraft Management, Inc.,144A,4.75%, 2/1/28	18,000	15,828
Seaspan Corp.,144A,5.50%, 8/1/29	21,000	16,398
XPO, Inc.,144A,7.125%, 6/1/31	12,000	12,134

(Cost $47,573)		44,360

Technology - 3.8%
Computers - 0.8%
McAfee Corp.,144A,7.375%, 2/15/30	55,000	47,711
NCR Atleos Corp.,144A,9.50%, 4/1/29	35,000	36,172
Presidio Holdings, Inc.,144A,8.25%, 2/1/28	15,000	14,620

(Cost $102,192)		98,503

Office/Business Equipment - 0.3%
Xerox Holdings Corp.
144A,5.00%, 8/15/25	19,000	18,211
144A,5.50%, 8/15/28	19,000	15,921

(Cost $36,079)		34,132

Software - 2.7%
Alteryx, Inc.,144A,8.75%, 3/15/28	15,000	15,093
AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	69,000	59,853
Clarivate Science Holdings Corp.,144A,4.875%, 7/1/29	23,000	20,604
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	112,000	103,245
144A,9.00%, 9/30/29	104,000	93,701
MicroStrategy, Inc.,144A,6.125%, 6/15/28	16,000	14,774
RingCentral, Inc.,144A,8.50%, 8/15/30	13,000	12,963

(Cost $319,392)		320,233

Utilities - 2.7%
Electric - 2.3%
Calpine Corp.
144A,5.125%, 3/15/28	37,000	34,848
144A,4.625%, 2/1/29	19,000	17,191
144A,5.00%, 2/1/31	23,000	20,361
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	15,000	15,141
Drax Finco PLC,144A,6.625%, 11/1/25	15,000	14,833
NRG Energy, Inc.
5.75%, 1/15/28	21,000	20,506
144A,3.375%, 2/15/29	15,000	12,853
144A,5.25%, 6/15/29	20,000	18,645
144A,3.625%, 2/15/31	30,000	24,555
PG&E Corp.
5.00%, 7/1/28	35,000	33,345
5.25%, 7/1/30 (a)	22,000	20,593
Talen Energy Supply LLC,144A,8.625%, 6/1/30	35,000	36,690
TransAlta Corp.,7.75%, 11/15/29	10,000	10,307

(Cost $294,569)		279,868

Gas - 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	18,000	17,595
5.75%, 5/20/27	18,000	17,261
144A,9.375%, 6/1/28	10,000	10,267

(Cost $45,140)		45,123

TOTAL CORPORATE BONDS (Cost $12,821,464)		11,628,463

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 2.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
(Cost $314,607)	314,607	314,607

CASH EQUIVALENTS - 1.5%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
(Cost $174,568)	174,568	$174,568

TOTAL INVESTMENTS - 101.4% (Cost $13,310,639)		$12,117,638
Other assets and liabilities, net - (1.4%)		(172,968)

NET ASSETS - 100.0%		$11,944,670

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 2.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	314,607 (d)	—	—	—	69	—	314,607	314,607
CASH EQUIVALENTS — 1.5%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
203,368	380,537	(409,337)	—	—	1,801	—	174,568	174,568

203,368	695,144	(409,337)	—	—	1,870	—	489,175	489,175

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $306,691, which is 2.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$11,628,463	$—	$11,628,463
Short-Term Investments (a)	489,175	—	—	489,175

TOTAL	$489,175	$11,628,463	$—	$12,117,638

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYUP-PH1

R-089711-1 (5/24) DBX005195 (5/24)